Related Parties — Transactions and Balances (Details) $ in Thousands				1 Months Ended	6 Months Ended
	Mar. 22, 2023 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Pure Capital Ltd. [Member]
Related Parties — Transactions and Balances (Details) [Line Items]
Consultancy services fee		$ 16	₪ 57,750
Percentage of gross proceed		7.00%	7.00%
Percentage of total consideration paid		8.00%	8.00%
Paid to pure capital					$ 8
Pure Capital Ltd. [Member] | Pure Capital Consulting Agreement [Member]
Related Parties — Transactions and Balances (Details) [Line Items]
Paid to pure capital				$ 352
SciSparc Ltd [Member]
Related Parties — Transactions and Balances (Details) [Line Items]
Management services fee	$ 20
Bonus	$ 51
Medigus Ltd [Member]
Related Parties — Transactions and Balances (Details) [Line Items]
Paid to pure capital					$ 11